-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                MONEY MARKET FUND
                            -------------------------

                           SEMIANNUAL REPORT

                           September 30, 2001

                            --------------------
                               WHAT'S INSIDE
                            --------------------

                           INVESTMENT UPDATE

                           About the Fund,
                           Economy and Markets

                           FUND INFORMATION

                           Facts and Figures

                           PLUS, COMPLETE PORTFOLIO HOLDINGS
                           AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                       HONORS COMMITMENT TO:
                                                            INVESTORS
                                                              2000
                                                    ---------------------------

                                                         For Excellence
                                                           in Service

[LOGO] STATE STREET RESEARCH

INVESTMENT ENVIRONMENT
THE ECONOMY
o The unprecedented terrorist attacks on September 11 further damaged an already weak U.S. economy.
o Monetary policy is now in a full anti- recession stance. Weak consumer and business spending, surging unemployment, falling consumer sentiment, large U.S. stock losses and a decline in manufacturing have prompted the Federal Reserve Board to continue to lower rates.
o The Federal Reserve Board cut the federal funds rate five times during the period, from 5.00% to 3.00%--the lowest in more than seven years.

THE MARKETS
o The stock market lost ground on all fronts, with the S&P 500 Index returning -9.68% for the six-month period ended September 30, 2001.(1)
o The yield on the 10-year Treasury bond moved up and down during the period, but closed at 4.59%--below where it started--as a result of fears that the Federal Reserve's extreme liquidity pumping would spark inflation.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended September 30, 2001, Class E shares of State Street Research Money Market Fund returned 1.77% (does not reflect sales charge).(2) The fund outperformed the Lipper Money Market Funds Average, which returned 1.71% for the same period.(1)
o Money market yields fell dramatically during the period in response to the Federal Reserve Board's interest rate cuts.

CURRENT STRATEGY
o The fund continues to invest only in high- quality, first-tier money market instruments: corporate and asset-backed commercial paper, domestic bank paper and the paper of Candian banks and provinces.

September 30, 2001

(1) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index. The Lipper Money Market Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper Average shows you how well the fund has done compared to competing funds.

(2) 1.26% for Class B(1);
    1.26% for Class B;
    1.26% for Class C;
    1.77% for Class S.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 2001)
-------------------------------------------------------------------------------

7-DAY YIELD
------------------------------------------------------------------------------
Class B(1)                                                               1.67%
------------------------------------------------------------------------------
Class B                                                                  1.67%
------------------------------------------------------------------------------
Class C                                                                  1.67%
------------------------------------------------------------------------------
Class E                                                                  2.67%
------------------------------------------------------------------------------
Class S                                                                  2.67%
------------------------------------------------------------------------------
The fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. Yields shown for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

INTEREST RATES
(March 31, 2001 to September 30, 2001)

             30-Year     10-Year     90-Day       90-Day
            Treasury    Treasury    Treasury    Commercial    30-Year
              Bills       Bills       Bills       Paper      Mortgage
----------------------------------------------------------------------
3/01          5.34%       4.89%       4.54%       4.78%       6.95%
4/01          5.65        5.14        3.97        4.44        7.08
5/01          5.78        5.39        3.70        3.93        7.15
6/01          5.67        5.28        3.57        3.67        7.16
7/01          5.61        5.24        3.59        3.59        7.13
8/01          5.48        4.97        3.44        3.44        6.95
9/01          5.48        4.73        2.69        2.69        6.82

Source: Federal Reserve, Bloomberg

GLOSSARY

YIELD:
The measurement of income paid by an investment. It is stated as a percentage.

WEIGHTED AVERAGE MATURITY:
Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.

DEBT SECURITIES:
These are securities issued by corporations and the U.S. government as a way to borrow money. Some common types of debt securities include bonds, notes, bills and commercial paper.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
September 30, 2001 (Unaudited)

------------------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL             MATURITY               VALUE
                                                          AMOUNT                 DATE                (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 102.2%
AEROSPACE/DEFENSE 4.1%
United Technologies Corp., 2.95% ...................      $20,000,000            1/18/2002           $ 19,822,875
                                                                                                     ------------
BANK 17.9%
Canadian Imperial Holdings, Inc., 3.35% ............       10,000,000           11/20/2001              9,953,472
Canadian Imperial Holdings, Inc., 3.41% ............       10,000,000           11/27/2001              9,946,008
Canadian Imperial Holdings, Inc., 2.45% ............        4,000,000           12/27/2001              3,976,317
J.P. Morgan Chase, 3.54% ...........................       10,000,000           10/10/2001              9,991,150
J.P. Morgan Chase, 3.49% ...........................       10,000,000           11/07/2001              9,964,130
Toronto Dominion Holdings, Inc., 3.50% .............       10,000,000           11/08/2001              9,963,056
Toronto Dominion Holdings, Inc., 3.41% .............       10,000,000           11/15/2001              9,957,375
Wells Fargo Financial Inc., 3.39% ..................        7,000,000           10/17/2001              6,989,453
Wells Fargo Financial Inc., 3.68% ..................       10,000,000           10/30/2001              9,970,356
Wells Fargo Financial Inc., 3.60% ..................        5,000,000           11/07/2001              4,981,500
                                                                                                     ------------
                                                                                                       85,692,817
                                                                                                     ------------
CANADIAN 6.2%
Province of British Columbia, 3.38% ................       10,000,000            1/18/2002              9,897,661
Province of Quebec, 3.33% ..........................       20,000,000           12/21/2001             19,850,150
                                                                                                     ------------
                                                                                                       29,747,811
                                                                                                     ------------
DRUG 4.2%
Merck & Company Inc., 3.40% ........................       20,157,000           10/01/2001             20,157,000
                                                                                                     ------------
FINANCIAL SERVICES 35.4%
American Express Credit Corp., 3.49% ...............       10,000,000           10/09/2001              9,992,245
American General Finance Corp., 3.62% ..............        5,000,000           11/07/2001              4,981,397
American General Finance Corp., 3.51% ..............       10,000,000           11/29/2001              9,942,475
American General Finance Corp., 3.73% ..............        5,000,000           10/05/2001              4,997,928
Citicorp, 2.42% ....................................       10,000,000           10/02/2001              9,999,328
Citicorp, 3.32% ....................................       10,000,000           11/28/2001              9,946,511
CXC Inc., 2.45%+ ...................................       10,000,000           10/24/2001              9,984,347
Delaware Funding Corp., 3.52%+ .....................        5,000,000           10/04/2001              4,998,533
Goldman Sachs Group LP, 3.60% ......................       15,000,000           11/19/2001             14,926,500
Goldman Sachs Group LP, 3.35% ......................        5,000,000            1/15/2002              4,950,681
Goldman Sachs Group LP, 2.50% ......................        4,500,000            1/25/2002              4,463,750
Household Finance Corp., 3.53% .....................       10,000,000           10/22/2001              9,979,408
Household Finance Corp., 3.40% .....................          700,000           12/12/2001                695,240
International Lease Finance Corp., 3.52% ...........       10,000,000           11/21/2001              9,950,133
Morgan Stanley Dean Witter & Co., 3.70% ............       10,000,000           10/02/2001              9,998,972
Park Avenue Recreation Corp., 3.05%+ ...............       10,263,000           10/12/2001             10,253,436
Preferred Receivables Funding Corp., 2.55%+ ........       10,000,000           10/18/2001              9,987,959
Preferred Receivables Funding Corp., 2.42%+ ........       10,000,000           12/20/2001              9,946,222
Sheffield Receivables Corp., 3.05%+ ................       10,000,000           10/11/2001              9,991,528
Sheffield Receivables Corp., 2.75%+ ................       10,000,000           10/23/2001              9,983,194
                                                                                                     ------------
                                                                                                      169,969,787
                                                                                                     ------------
FOOD & BEVERAGE 2.1%
Coca-Cola Co., 3.61% ...............................       10,000,000           10/09/2001              9,991,978
                                                                                                     ------------
GOVERNMENT AGENCY 11.3%
Federal Home Loan Mortgage Corp., 3.52% ............      $15,000,000           11/01/2001             14,954,533
Federal Home Loan Mortgage Corp., 3.38% ............        9,000,000           11/15/2001              8,961,975
Federal Home Loan Mortgage Corp., 3.37% ............       10,638,000            1/03/2002             10,544,392
Federal National Mortgage Association, 3.53% .......       10,000,000           10/18/2001              9,983,331
Federal National Mortgage Association, 3.35% .......        9,890,000           11/29/2001              9,835,701
                                                                                                     ------------
                                                                                                       54,279,932
                                                                                                     ------------
MACHINERY 4.2%
Caterpillar Financial Services NV, 2.45% ...........       10,000,000           10/22/2001              9,985,708
Caterpillar Financial Services NV, 3.33% ...........       10,000,000           12/03/2001              9,941,725
                                                                                                     ------------
                                                                                                       19,927,433
                                                                                                     ------------
MULTI-SECTOR COMPANIES 4.8%
General Electric Capital Corp., 3.50% ..............       10,000,000           12/05/2001              9,936,806
General Electric Capital Corp., 3.37% ..............        3,337,000           12/07/2001              3,316,070
General Electric Capital Corp., 2.47% ..............        5,000,000           12/14/2001              4,974,614
General Electric Capital Corp., 3.35% ..............        5,000,000           12/26/2001              4,959,986
                                                                                                     ------------
                                                                                                       23,187,476
                                                                                                     ------------
PRINTING & PUBLISHING 3.7%
McGraw-Hill Inc., 3.58% ............................        7,719,000           10/12/2001              7,710,556
McGraw-Hill Inc., 3.54% ............................       10,000,000           10/19/2001              9,982,300
                                                                                                     ------------
                                                                                                       17,692,856
                                                                                                     ------------
UTILITY 8.3%
SBC Communications Inc., 3.58%+ ....................       10,000,000           10/22/2001              9,979,117
SBC Communications Inc., 3.52%+ ....................       10,000,000           10/25/2001              9,976,533
Verizon Network Funding Corp., 3.62% ...............       10,000,000           10/02/2001              9,998,994
Verizon Network Funding Corp., 2.43% ...............       10,000,000            1/10/2002              9,931,825
                                                                                                     ------------
                                                                                                       39,886,469
                                                                                                     ------------
Total Investments (Cost $490,356,434) - 102.2% ...........................................            490,356,434

Other Assets, Less Liabilities - (2.2%) ..................................................            (10,404,823)
                                                                                                     ------------
Net Assets - 100.0% ......................................................................           $479,951,611
                                                                                                     ============

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 2001 were $84,892,115 and $85,100,869 (17.73% of net assets), respectively.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
September 30, 2001 (Unaudited)

ASSETS
Investments, at value (Cost $490,356,434) (Note 1) ...........    $490,356,434
Receivable for fund shares sold ..............................       4,276,854
Receivable from Distributor (Note 3) .........................         184,965
Other assets .................................................         151,822
                                                                  ------------
                                                                   494,970,075
LIABILITIES
Payable for fund shares redeemed .............................      14,071,007
Accrued transfer agent and shareholder services
  (Note 2) ...................................................         443,904
Accrued management fee (Note 2) ..............................         193,995
Accrued distribution and service fees (Note 5) ...............          43,173
Payable to custodian .........................................          37,212
Accrued administration fee (Note 2) ..........................          35,582
Accrued trustees' fees (Note 2) ..............................          23,829
Dividends payable ............................................          19,382
Other accrued expenses .......................................         150,380
                                                                  ------------
                                                                    15,018,464
                                                                  ------------
NET ASSETS                                                        $479,951,611
                                                                  ============
Net Assets consist of:
  Paid-in capital ............................................    $479,951,611
                                                                  ============
Net Asset Value and offering price per share of Class B(1)
shares ($20,840,915 / 20,840,915 shares)* ....................           $1.00
                                                                         =====
Net Asset Value and offering price per share of
  Class B shares ($34,703,365 / 34,703,365 shares)* ..........           $1.00
                                                                         =====
Net Asset Value and offering price per share of
  Class C shares ($8,408,907 / 8,408,907 shares)* ............           $1.00
                                                                         =====
Net Asset Value, offering price and redemption price per
  share of Class E shares ($380,293,424 / 380,293,424 shares)            $1.00
                                                                         =====
Net Asset Value, offering price and redemption price per
  share of Class S shares ($35,705,000 / 35,705,000 shares) ..           $1.00
                                                                         =====

------------------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended September 30, 2001 (Unaudited)

INVESTMENT INCOME
Interest ........................................................   $9,377,326
EXPENSES
Management fee (Note 2) .........................................    1,115,653
Transfer agent and shareholder services (Note 2) ................      767,369
Custodian fee ...................................................      114,776
Reports to shareholders .........................................       70,266
Distribution and service fees - Class B(1) (Note 5) .............       58,100
Distribution and service fees - Class B (Note 5) ................      138,383
Distribution and service fees - Class C (Note 5) ................       19,973
Administration fee (Note 2) .....................................       65,246
Audit fee .......................................................       12,078
Trustees' fees (Note 2) .........................................        7,320
Legal fees ......................................................        4,117
Miscellaneous ...................................................       23,240
                                                                    ----------
                                                                     2,396,521
Expenses borne by the Distributor (Note 3) ......................     (583,957)
Fees paid indirectly (Note 2) ...................................      (33,755)
                                                                    ----------
                                                                     1,778,809
                                                                    ----------
Net investment income and net increase in net assets
  resulting from operations .....................................   $7,598,517
                                                                    ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS ENDED
                                                                YEAR ENDED          SEPTEMBER 30, 2001
                                                              MARCH 31, 2001           (UNAUDITED)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income and net
  increase resulting from operations .                           $ 27,979,890             $  7,598,517
                                                                 ------------             ------------
Dividends from net investment income:
  Class B(1) ..............................................          (198,379)                (142,951)
  Class B .................................................        (1,120,959)                (347,744)
  Class C .................................................          (109,863)                 (47,548)
  Class E .................................................       (20,465,472)              (6,496,162)
  Class S .................................................        (1,325,478)                (564,112)
  Class T .................................................        (4,759,739)                    --
                                                                 ------------             ------------
                                                                  (27,979,890)              (7,598,517)
                                                                 ------------             ------------
Net increase from fund share trans-
  actions (Note 6) ........................................         9,165,797               25,884,865
                                                                 ------------             ------------
Total increase in net assets ..............................         9,165,797               25,884,865
NET ASSETS
Beginning of period .......................................       444,900,949              454,066,746
                                                                 ------------             ------------
End of period .............................................      $454,066,746             $479,951,611
                                                                 ============             ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 2001

NOTE 1

State Street Research Money Market Fund is a series of State Street Research Money Market Trust (the "Trust"), which was organized as a Massachusetts business trust in April 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund is presently the only active series of the Trust, although the Trustees have the authority to create an unlimited number of series.

The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity. The fund seeks to achieve its investment objective by investing in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The fund offers five classes of shares. Effective February 13, 2001, the fund liquidated MetLife Securities Money Fund Class T shares. Class B(1) shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years. Class B (1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class E shares are offered to any individual. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect, wholly-owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. Class E and Class S shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
The fund values securities at amortized cost, pursuant to which the fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the fund. Interest income is accrued daily as earned.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 2001, the fees pursuant to such agreement amounted to $1,115,653.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect, wholly-owned subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each in the same ratios as the transfer agent costs. During the six months ended September 30, 2001, the amount of such expenses was $258,109.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the six months ended September 30, 2001 the fund's transfer agent fees were reduced by $33,755 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,320 during the six months ended September 30, 2001.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed annual amount that has been allocated equally among State Street Research funds. During the six months ended September 30, 2001, the amount of such expenses was $65,246.

NOTE 3

The distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended September 30, 2001, the amount of such expenses assumed by the distributor and its affiliates was $583,957.

NOTE 4

For the six months ended September 30, 2001, purchases and sales, including maturities, of securities aggregated $4,263,315,103 and $4,244,667,037, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual distribution and service fees to the distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B(1), Class B and Class C shares. The distributor uses such payments for personal services and/ or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 2001 fees pursuant to such plan amounted to $58,100, $138,383 and $19,973 for Class B(1), Class B and Class C shares, respectively.

The fund has been informed that MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned commissions aggregating $19,255, on sales of the fund's Class B(1) shares and that the distributor collected contingent deferred sales charges aggregating $54,972, $45,424 and $35 on redemptions of Class B(1), Class B and Class C shares, respectively, during the six months ended September 30, 2001.

NOTE 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $.001 par value per share. At September 30, 2001, the Adviser owned 614,441 Class E shares and the Distributor owned 4,020,904 Class E shares. MetLife owned 356,515 Class S shares and MetLife and certain of its affiliates held of record 58,089,184 Class E shares of the fund.

These transactions break down by share class as follows:

                                                                                                  SIX MONTHS ENDED
                                                                 YEAR ENDED                      SEPTEMBER 30, 2001
                                                               MARCH 31, 2001                        (UNAUDITED)
                                                     ----------------------------------    ----------------------------------
CLASS B(1)                                               SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold ................................             13,546,564    $    13,546,564         19,179,962    $    19,179,962
Issued upon reinvestment of
  dividends from net investment income .....                174,503            174,503            133,943            133,943
Shares redeemed ............................             (6,129,287)        (6,129,287)        (8,684,649)        (8,684,649)
                                                    ---------------    ---------------    ---------------    ---------------
Net increase ...............................              7,591,780    $     7,591,780         10,629,256    $    10,629,256
                                                    ===============    ===============    ===============    ===============

CLASS B                                                  SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold ................................             35,045,163    $    35,045,163         20,339,078    $    20,339,078
Issued upon reinvestment of
 dividends from net investment income ......                998,311            998,311            310,261            310,261
Shares redeemed ............................            (37,123,389)       (37,123,389)       (14,352,556)       (14,352,556)
                                                    ---------------    ---------------    ---------------    ---------------
Net increase (decrease) ....................             (1,079,915)   ($    1,079,915)         6,296,783    $     6,296,783
                                                    ===============    ===============    ===============    ===============

CLASS C                                                  SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold ................................             26,259,083    $    26,259,083         27,626,059    $    27,626,059
Issued upon reinvestment of
  dividends from net investment income .....                 95,507             95,507             39,685             39,685
Shares redeemed ............................            (23,420,722)       (23,420,722)       (23,797,523)       (23,797,523)
                                                    ---------------    ---------------    ---------------    ---------------
Net increase ...............................              2,933,868    $     2,933,868          3,868,221    $     3,868,221
                                                    ===============    ===============    ===============    ===============

CLASS E                                                  SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold ................................          1,533,061,118    $ 1,533,061,118        760,117,230    $   760,117,230
Issued upon reinvestment of
 dividends from net investment income ......             16,213,102         16,213,102          5,223,849          5,223,849
Shares redeemed ............................         (1,488,110,279)    (1,488,110,279)      (765,951,511)      (765,951,511)
                                                    ---------------    ---------------    ---------------    ---------------
Net increase (decrease) ....................             61,163,941    $    61,163,941           (610,432)   ($      610,432)
                                                    ===============    ===============    ===============    ===============

CLASS S                                                  SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold ................................             36,924,696    $    36,924,696         14,933,393    $    14,933,393
Issued upon reinvestment of
dividends from net investment income .......              1,127,138          1,127,138            495,987            495,987
Shares redeemed ............................            (27,677,030)       (27,677,030)        (9,728,343)        (9,728,343)
                                                    ---------------    ---------------    ---------------    ---------------
Net increase ...............................             10,374,804    $    10,374,804          5,701,037    $     5,701,037
                                                    ===============    ===============    ===============    ===============

METLIFE SECURITIES
MONEY FUND CLASS T                                       SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold ................................            367,575,308    $   367,575,308               --                 --
Issued upon reinvestment of
dividends from net investment income .......              4,164,356          4,164,356               --                 --
Shares redeemed ............................           (443,558,345)      (443,558,345)              --                 --
                                                    ---------------    ---------------    ---------------    ---------------
Net decrease ...............................            (71,818,681)   ($   71,818,681)              --                 --
                                                    ===============    ===============    ===============    ===============

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                     CLASS B(1)
                                                 --------------------------------------------------
                                                    YEARS ENDED MARCH 31        SIX MONTHS ENDED
                                                 --------------------------    SEPTEMBER 30, 2001
                                                      2000(a)          2001       (UNAUDITED)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD ($)             1.000            1.000            1.000
                                                    ------           ------           ------
  Net investment income ($)*                         0.038            0.047            0.013
  Dividends from net investment income ($)          (0.038)          (0.047)          (0.013)
                                                    ------           ------           ------
NET ASSET VALUE, END OF PERIOD ($)                   1.000            1.000            1.000
                                                    ======           ======           ======
Total return (%)(b)                                   3.88(c)          4.81             1.26(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)            2,620           10,212           20,841
Expense ratio (%)*                                    1.66(d)          1.70              1.72(d)
Expense ratio after expense reductions (%)*           1.65(d)          1.69              1.70(d)
Ratio of net investment income to average net
  assets (%)*                                         3.97(d)          4.69              2.46(d)
*Reflects voluntary reduction of expenses of
 these amounts (Note 3) (%)                           0.26(d)          0.49              0.26(d)

                                                                       CLASS B
                          ----------------------------------------------------------------------------------------------------
                                                       YEARS ENDED MARCH 31                                  SIX MONTHS ENDED
                          --------------------------------------------------------------------------------  SEPTEMBER 30, 2001
                                              1997          1998          1999          2000          2001      (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)        1.000         1.000         1.000         1.000         1.000         1.000
                                          ----------    ----------    ----------    ----------    ----------    ----------
  Net investment income ($)*                   0.037         0.040         0.038         0.038         0.047         0.013
  Dividends from net investment
   income ($)                                 (0.037)       (0.040)       (0.038)       (0.038)       (0.047)       (0.013)
                                          ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)             1.000         1.000         1.000         1.000         1.000         1.000
                                          ==========    ==========    ==========    ==========    ==========    ==========
Total return (%)(b)                             3.72          4.09          3.85          3.88          4.81          1.26(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 ($ thousands)                                15,982        14,567        30,288        29,486        28,407        34,703
Expense ratio (%)*                              1.75          1.65          1.66          1.66          1.70          1.72(d)
Expense ratio after
expense reductions (%)*                         1.75          1.65          1.65          1.65          1.69          1.70(d)
Ratio of net
  investment income to average
  net assets (%)*                               3.69          4.01          3.73          3.84          4.69          2.51(d)
*Reflects voluntary reduction of
 expenses of these amounts
 (Note 3) (%)                                   0.16          0.20          0.11          0.25          0.37          0.25(d)
-------------------------------------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of share class) to March 31, 1999.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       CLASS C
                          ----------------------------------------------------------------------------------------------------
                                                       YEARS ENDED MARCH 31                                  SIX MONTHS ENDED
                          --------------------------------------------------------------------------------  SEPTEMBER 30, 2001
                                              1997          1998          1999          2000          2001      (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)       1.000         1.000         1.000         1.000         1.000         1.000
                                          ----------    ----------    ----------    ----------    ----------    ----------
  Net investment income ($)*                   0.037         0.040         0.038         0.038         0.047         0.013
  Dividends from net
    investment income ($)                     (0.037)       (0.040)       (0.038)       (0.038)       (0.047)       (0.013)
                                          ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)             1.000         1.000         1.000         1.000         1.000         1.000
                                          ==========    ==========    ==========    ==========    ==========    ==========
Total return (%)(b)                             3.72          4.09          3.85          3.88          4.81          1.26(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                                  959         2,314         2,286         1,607         4,541         8,409
Expense ratio (%)*                              1.75          1.65          1.66          1.66          1.70          1.72(d)
Expense ratio after expense
  reductions (%)*                               1.75          1.65          1.65          1.65          1.69          1.70(d)
Ratio of net investment
  income to average net
  assets (%)*                                   3.68          4.01          3.72          3.83          4.68          2.38(d)
*Reflects voluntary reduction
 of expenses of these amounts
 (Note 3) (%)                                   0.16          0.20          0.11          0.23          0.43          0.36(d)


                                                                       CLASS E
                          ----------------------------------------------------------------------------------------------------
                                                       YEARS ENDED MARCH 31                                  SIX MONTHS ENDED
                          --------------------------------------------------------------------------------  SEPTEMBER 30, 2001
                                              1997          1998          1999          2000          2001      (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)       1.000         1.000         1.000         1.000         1.000         1.000
                                          ----------    ----------    ----------    ----------    ----------    ----------
  Net investment income ($)*                   0.047         0.050         0.048         0.048         0.057         0.018
  Dividends from net
    investment income ($)                     (0.047)       (0.050)       (0.048)       (0.048)       (0.057)       (0.018)
                                          ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)             1.000         1.000         1.000         1.000         1.000         1.000
                                          ==========    ==========    ==========    ==========    ==========    ==========
Total return (%)(b)                             4.78          5.12          4.88          4.92          5.86          1.77(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                              192,360       221,475       331,094       319,740       380,904       380,293
Expense ratio (%)*                              0.75          0.65          0.66          0.66          0.70          0.72(d)
Expense ratio after expense
  reductions(%)*                                0.75          0.65          0.65          0.65          0.69          0.70(d)

Ratio of net investment income
  to average net assets (%)*                    4.69          5.01          4.74          4.79          5.70          3.50(d)

*Reflects voluntary reduction of
 expenses of these amounts
 (Note 3) (%)                                   0.16          0.20          0.11          0.25          0.37          0.26(d)
--------------------------------------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of share class) to March 31, 1999.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

                                                                       CLASS S
                          ----------------------------------------------------------------------------------------------------
                                                       YEARS ENDED MARCH 31                                  SIX MONTHS ENDED
                          --------------------------------------------------------------------------------  SEPTEMBER 30, 2001
                                              1997          1998          1999          2000          2001      (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)       1.000         1.000         1.000         1.000         1.000         1.000
                                          ----------    ----------    ----------    ----------    ----------    ----------
  Net investment income ($)*                   0.047         0.050         0.048         0.048         0.057         0.018
  Dividends from net
    investment income ($)                     (0.047)       (0.050)       (0.048)       (0.048)       (0.057)       (0.018)
                                          ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)             1.000         1.000         1.000         1.000         1.000         1.000
                                          ==========    ==========    ==========    ==========    ==========    ==========
Total return (%)(b)                             4.78          5.12          4.88          4.92          5.86       1.77(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                               14,710        13,500        26,842        19,629        30,004        35,705
Expense ratio (%)*                              0.75          0.65          0.66          0.66          0.70       0.72(d)
Expense ratio after expense
  reductions (%)*                               0.75          0.65          0.65          0.65          0.69       0.70(d)
Ratio of net investment income
  to average net assets (%)*                    4.69          5.01          4.77          4.77          5.69       3.50(d)
*Reflects voluntary reduction
 of expenses of these amounts
 (Note 3) (%)                                   0.16          0.20          0.11          0.23          0.40       0.26(d)
-------------------------------------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of share class) to March 31, 1999.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH MONEY MARKET TRUST
-------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES
STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
MONEY MARKET FUND                          Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and Chief Executive          President, Chief Executive
Boston, MA 02111                           Officer                                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         JOHN H. KALLIS                         Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       KEVIN J. LEMA                          Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PictureTel Corporation
DISTRIBUTOR                                MARK A. MARINELLA
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       JOHN S. LOMBARDO                       for Finance and Operations and
Boston, MA 02111                           Vice President                         Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       DOUGLAS A. ROMICH
State Street Research                      Treasurer                              DEAN O. MORTON
Service Center                                                                    Former Executive Vice President,
P.O. Box 8408                              EDWARD T. GALLIVAN, JR.                Chief Operating Officer and
Boston, MA 02266-8408                      Assistant Treasurer                    Director, Hewlett-Packard Company
1-87-SSR-FUNDS (1-877-773-8637)
                                           FRANCIS J. MCNAMARA, III               SUSAN M. PHILLIPS
CUSTODIAN                                  Secretary and General Counsel          Dean, School of Business and
State Street Bank and                                                             Public Management, George
Trust Company                              DARMAN A. WING                         Washington University; former
225 Franklin Street                        Assistant Secretary and                Member of the Board of Governors
Boston, MA 02110                           Assistant General Counsel              of the Federal Reserve System and
                                                                                  Chairman and Commissioner of
LEGAL COUNSEL                              SUSAN E. BREEN                         the Commodity Futures Trading
Goodwin, Procter & Hoar LLP                Assistant Secretary                    Commission
Exchange Place
Boston, MA 02109                           AMY L. SIMMONS                         TOBY ROSENBLATT
                                           Assistant Secretary                    President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH MONEY MARKET FUND                      -----------------
One Financial Center                                             PRSRT STD
Boston, MA 02111-2690                                              AUTO
                                                             U.S. POSTAGE PAID
                                                               HOLLISTON, MA
                                                                 PERMIT #20
                                                             -----------------


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[Logo] STATE STREET RESEARCH

(C)2001 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Money Market Fund prospectus.

When used after December 31, 2001, this report must be accompanied by the most recent Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp1102)SSR-LD                                     MM-2657-1101